BASIC AND DILUTED NET LOSS PER SHARE	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
BASIC AND DILUTED NET LOSS PER SHARE
NOTE 16:-    BASIC AND DILUTED NET LOSS PER SHARE

	Year ended December 31,
	2022	2021	2020
Numerator:

Net loss available to shareholders of ordinary shares	$(424,863)	$(117,209)	$(166,867)

Denominator:

Shares used in computing net loss per ordinary shares, basic and diluted	57,993,364	57,004,154	54,425,056

The following table summarizes the reconciliation of the basic weighted average number of shares outstanding and the diluted weighted average number of shares outstanding.

	Year ended December 31,
	2022	2021	2020

Shares used in computing net loss per ordinary shares, basic and diluted	57,993,364	57,004,154	54,425,056

The following items have been excluded from the diluted weighted average number of shares outstanding because they are anti-dilutive:

Share options	4,332,022	4,720,600	4,621,780
Restricted share units	3,123,019	2,225,516	2,078,427
Convertible Notes	3,969,514	3,969,514	4,530,284

	11,424,555	10,915,630	11,230,491